Risks and Concentration (Details) - Schedule of accounts receivable	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Receivables from Franchisee A [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	19.00%		11.00%
Receivables from Franchisee B [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	19.00%		11.00%
Receivables from Franchisee C [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	19.00%			[1]
Receivables from Franchisee D [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	11.00%			[1]
Receivables from Franchisee E [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee		[1]	13.00%
Receivables from Franchisee F [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee			15.00%

[1]	Less than 10%